Gain (loss) on disposal of PP&E and intangibles	12 Months Ended
Dec. 31, 2021
Gain (loss) on disposal of PP&E and intangibles
Gain (loss) on disposal of PP&E and intangibles

28. Gain (loss) on disposal of PP&E and intangibles

The gain or loss is determined as the difference between the selling price and residual book value of the investment, PP&E, and intangible asset. In 2021 the gain was R$ 184,189 (gain of R$ 85,455 in 2020 and losses of R$ 1,700 in 2019), represented primarily from sale of Conectcar (gain of R$ 76,485) and of PP&E.